BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial Assets (Details) $ in Millions	Dec. 31, 2017 COP ($)
Financial assets
Carrying amount under IAS 39	$ 222,154,907
Reclassification	41,790
Remeasurement	71,229
Carrying amount under IFRS 9	222,267,926
Investment equity securities
Financial assets
Reclassification	41,790
Remeasurement	71,229
Mandatorily at FVTPL | Debt securities
Financial assets
Carrying amount under IAS 39	8,256
Carrying amount under IFRS 9	8,256
Designated as at FVTPL | Debt securities
Financial assets
Carrying amount under IFRS 9	2,650,536
Designated as at FVTPL | Investment equity securities
Financial assets
Carrying amount under IFRS 9	2,149,160
Designated as at FVTPL | Derivatives
Financial assets
Carrying amount under IFRS 9	328,392
Designated as at FVTPL | Assets under concession contracts
Financial assets
Carrying amount under IAS 39	2,282,611
Carrying amount under IFRS 9	2,282,611
Financial assets measured at fair value through other comprehensive income, category [member] | Debt securities
Financial assets
Carrying amount under IFRS 9	17,781,871
Investments in equity instruments designated at fair value through other comprehensive income [member] | Investment equity securities
Financial assets
Carrying amount under IFRS 9	937,054
Financial assets at amortised cost, category [member] | Cash and cash equivalents
Financial assets
Carrying amount under IFRS 9	22,336,838
Financial assets at amortised cost, category [member] | Debt securities
Financial assets
Carrying amount under IFRS 9	2,899,039
Financial assets at amortised cost, category [member] | Loans and leases receivables
Financial assets
Carrying amount under IFRS 9	166,372,776
Financial assets at amortised cost, category [member] | Other Accounts Receivable
Financial assets
Carrying amount under IFRS 9	3,680,116
Financial assets at amortised cost, category [member] | Assets under concession contracts
Financial assets
Carrying amount under IFRS 9	786,018
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities
Financial assets
Carrying amount under IAS 39	2,650,536
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment equity securities
Financial assets
Carrying amount under IAS 39	2,149,160
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Derivatives
Financial assets
Carrying amount under IAS 39	328,392
Held-to-maturity investments, category [member] | Debt securities
Financial assets
Carrying amount under IAS 39	2,899,039
Loan and other accounts receivable | Cash and cash equivalents
Financial assets
Carrying amount under IAS 39	22,336,838
Loan and other accounts receivable | Loans and leases receivables
Financial assets
Carrying amount under IAS 39	166,372,776
Loan and other accounts receivable | Other Accounts Receivable
Financial assets
Carrying amount under IAS 39	3,680,116
Loan and other accounts receivable | Assets under concession contracts
Financial assets
Carrying amount under IAS 39	786,018
Financial assets available-for-sale, category [member] | Debt securities
Financial assets
Carrying amount under IAS 39	17,781,871
Financial assets available-for-sale, category [member] | Investment equity securities
Financial assets
Carrying amount under IAS 39	824,033
Hedging instruments | Derivatives
Financial assets
Carrying amount under IAS 39	55,261
Carrying amount under IFRS 9	$ 55,261